Other Intangible Assets	12 Months Ended
Dec. 31, 2021
Other Intangible Assets
Other Intangible Assets

Note 14. Other Intangible Assets

	Technology	Software	Others	Total

	(in thousands)
Cost
Balance at January 1, 2020	$13,171	5,342	2,789	21,302
Acquisitions through business combinations	-	41	663	704
Additions	-	87	-	87
Transfer from other current assets	-	21	-	21
Disposals	-	-	-	-
Effect of exchange rate changes	-	15	(8)	7
Balance at December 31, 2020	13,171	5,506	3,444	22,121
Additions	-	468	-	468
Disposals	-	(332)	-	(332)
Effect of exchange rate changes	-	22	(21)	1
Balance at December 31, 2021	$13,171	5,664	3,423	22,258

Accumulated Amortization
Balance at January 1, 2020	$7,681	4,615	256	12,552
Amortization for the year	1,105	464	154	1,723
Transfer from other current assets	-	-	-	-
Disposals	-	-	-	-
Effect of exchange rate changes	-	13	(43)	(30)
Balance at December 31, 2020	8,786	5,092	367	14,245
Amortization for the year	1,105	452	181	1,738
Disposals	-	(332)	-	(332)
Effect of exchange rate changes	-	21	(31)	(10)
Balance at December 31, 2021	$9,891	5,233	517	15,641

Carrying amounts
At December 31, 2020	$4,385	414	3,077	7,876
At December 31, 2021	$3,280	431	2,906	6,617

Others in other intangible assets includes the acquired trademark $1,800 thousand with an indefinite useful life.

Other intangible assets were amortized on a straight-line basis over their estimated useful lives as follows:

Technology	7	years
Software	2-10	years
Others (except for trademark)	7-15	years